Leases, Right-of-use assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Right-of-use assets [Abstract]
Balance, beginning of period	$ 67,205		$ 147,951
Balance, end of period	45,306		67,205
Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	19,702
Balance, end of period	0		19,702
Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	0
Balance, end of period	0		0
Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	47,503
Balance, end of period	45,306		47,503
Dock [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	0
Balance, end of period	0		0
Gross carrying amount [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	179,309		234,301
Disposals	(131,738)	[1]	(54,992)
Balance, end of period	47,571		179,309
Gross carrying amount [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	107,605		150,625
Disposals	(107,605)	[1]	(43,020)
Balance, end of period	0		107,605
Gross carrying amount [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	0		4,977
Disposals	0	[1]	(4,977)
Balance, end of period	0		0
Gross carrying amount [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	49,569		56,564
Disposals	(1,998)	[1]	(6,995)
Balance, end of period	47,571		49,569
Gross carrying amount [Member] | Dock [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	22,135		22,135
Disposals	(22,135)	[1]	0
Balance, end of period	0		22,135
Depreciation [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(112,104)		(86,350)
Disposals	122,209		37,799
Depreciation	(12,370)		(63,553)
Balance, end of period	(2,265)		(112,104)
Depreciation [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(87,903)		(53,495)
Disposals	93,878		21,510
Depreciation	(5,975)		(55,918)
Balance, end of period	0		(87,903)
Depreciation [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	0		(4,561)
Disposals	0		4,977
Depreciation	0		(416)
Balance, end of period	0		0
Depreciation [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(2,066)		(7,542)
Disposals	6,196		11,312
Depreciation	(6,395)		(5,836)
Balance, end of period	(2,265)		(2,066)
Depreciation [Member] | Dock [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(22,135)		(20,752)
Disposals	22,135		0
Depreciation	0		(1,383)
Balance, end of period	$ 0		$ (22,135)

[1]	Corresponds to disposals due to operational reorganization in the logistics and storage segments.